TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 10  -    TAXES ON INCOME

  A.        Tax Rates Applicable To The Income Of The Company:

The Company's taxable income is subject to income tax at the regular corporate rate of 26.5% and in US 35%.

  B.        Deferred Income Taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	Year ended december 31,
	2014	2013

Net loss carry-forward	10,525	10,689
Other additions for tax Purposes	154	179
Net deferred tax asset before valuation allowance	10,679	10,868
Valuation allowance	(10,679)	(10,868)
Net deferred tax asset	–	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The most significant component of the Company's deferred tax assets is the accumulated net operating losses carry-forward among the two subsidiaries due to the uncertainty of the realization of such tax benefits.

The Company has provided a full valuation allowance in respect of deferred tax assets resulting from tax loss carry-forward and other temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future.

Net profit (loss) was incurred as following:

	,Year ended december 31
	2014	2013

United States	(238)	(21)
Israel	896	(991)
	658	(1,012)

  C.        Tax Loss Carry-Forwards::

Net operating loss carry-forwards as of December 31, 2014 are as follows:

Israel	41,684
United States *	757
42,441

Net operating loss carry-forwards as of December 31, 2013 are as follows:

Israel	42,984
United States *	522
43,506

     Net operating losses in Israel may be carried forward indefinitely.

     Net operating losses in the U.S. are available through 2027.

*
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.